Summary Of Significant Accounting Policies (Capitalized Software Costs And Related Accumulated Amortization) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013		May 27, 2012
Accounting Policies [Abstract]
Capitalized software	$ 107.9		$ 84.3
Accumulated amortization	(67.5)		(63.4)
Capitalized software, net of accumulated amortization	$ 40.4	[1]	$ 20.9	[1]

[1]	The increase is attributable to upgrades to our information technology platform in support of technology initiatives.